CONVERTIBLE DEBT (Schedule of Interest Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
CONVERTIBLE DEBT [Abstract]
Interest expense at an annual rate of 4.00%		$ 6,900	$ 6,900
Amortization of debt issuance costs		2,339	2,216
Additional interest at an annual rate of 0.5%	[1]		386
Total interest expense		$ 9,239	$ 9,502
Convertible Senior Notes due October 15, 2018 [Member]
Convertible Debts [Line Items]
Annual interest rate		4.00%
Convertible debts, incremental interest rate		0.50%

[1]	As of October 26, 2014, the Company had accrued the additional interest of US$386 at the rate of 0.5% per annum, due to the Company's failure to file its form 20-F on time.